Related Party Transactions (Tables)	6 Months Ended
Apr. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties

As of April 30, 2025 and October 31, 2024, amount due from related parties consisted of the following:

	April 30, 2025	October 31, 2024
Xiaozhong Lin(1)	5,554	-
Total	$5,554	$-

(1)	Xiaozhong Lin, Chairman and CEO of the Company. The balance represents temporary advances to employee for business purpose.

As of April 30, 2025 and October 31, 2024, amount due to related parties consisted of the following:

	April 30, 2025	October 31, 2024
Xiaozhong Lin(1)	$102,188	$79,301
Xuefen Zhang(2)	635,000	70,456
Total	$737,188	$149,757

(1)	Xiaozhong Lin, Chairman and CEO of the Company

(2)	Xuefen Zhang, director and Chief Operating Officer of the Company.